Long Term Incentive Plans - Summary of Restricted Common Stock Awards Granted Under 2016 LTIP (Detail) - 2016 Long-Term Incentive Plan - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of Shares
Restricted common stock outstanding, beginning balance	353,334
Restricted commons shares, Granted	1,640,351	353,334
Restricted common stock outstanding, ending balance	1,993,685	353,334
Weighted Average Grant Date Fair Value per Share
Restricted common stock outstanding, Weighted-Average Grant Date Fair Value per Share, beginning balance	$ 14.50
Restricted common shares, Granted, Weighted-Average Grant Date Fair Value per Share	13.94	$ 14.50
Restricted common stock outstanding, Weighted-Average Grant Date Fair Value per Share, ending balance	$ 14.04	$ 14.50